Provisions, income tax liabilities and other liabilities - Summary of Present Value of Pension and Other Post Employment Benefits (Details) - Pensions and other post-employment benefits - EUR (€)
€ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 1,943	€ 1,770	€ 2,539
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	8,930	8,651	12,175	€ 12,456
Wholly or partly funded defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	7,693	7,463	10,416
Wholly unfunded defined benefit plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 1,237	€ 1,188	€ 1,759